Columbia Mid Cap Index Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 0.9%
Entertainment 0.1%
Warner Music Group Corp., Class A	104,972	3,310,817
Interactive Media & Services 0.3%
Pinterest, Inc., Class A(a)	418,172	8,384,348
Media 0.5%
New York Times Co. (The), Class A	115,402	8,679,385
Nexstar Media Group, Inc., Class A	20,361	3,633,013
Total		12,312,398
Total Communication Services		24,007,563
Consumer Discretionary 10.8%
Automobile Components 1.2%
Autoliv, Inc.	49,091	6,240,448
BorgWarner, Inc.	147,887	10,621,244
Gentex Corp.	156,383	3,778,213
Goodyear Tire & Rubber Co. (The)(a)	204,456	1,247,182
Lear Corp.	36,232	5,185,524
Visteon Corp.	19,489	2,305,354
Total		29,377,965
Automobiles 0.2%
Harley-Davidson, Inc.	84,385	2,040,429
Thor Industries, Inc.	37,741	2,984,558
Total		5,024,987
Broadline Retail 0.3%
Macy’s, Inc.	189,910	4,132,442
Ollie’s Bargain Outlet Holdings, Inc.(a)	43,808	3,576,047
Total		7,708,489
Diversified Consumer Services 0.8%
Duolingo, Inc.(a)	28,581	3,182,780
Graham Holdings Co., Class B	2,427	2,663,123
Grand Canyon Education, Inc.(a)	19,736	2,957,440
H&R Block, Inc.	90,540	3,484,884
Service Corp. International	99,443	7,477,119
Total		19,765,346
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.5%
Aramark	187,734	10,021,241
Boyd Gaming Corp.	41,292	3,414,023
Cava Group, Inc.(a)	71,246	5,532,964
Choice Hotels International, Inc.	14,763	1,607,395
Churchill Downs, Inc.	47,315	4,126,341
Dutch Bros, Inc., Class A(a)	90,734	5,262,572
Hilton Grand Vacations, Inc.(a)	42,770	2,224,895
Hyatt Hotels Corp., Class A	29,525	5,354,654
Planet Fitness, Inc., Class A(a)	59,272	3,171,645
Texas Roadhouse, Inc.	47,246	8,533,572
Travel + Leisure Co.	45,945	3,124,260
Vail Resorts, Inc.	25,553	3,413,881
Wingstop, Inc.	19,847	3,115,185
Wyndham Hotels & Resorts, Inc.	53,964	4,331,151
Total		63,233,779
Household Durables 1.7%
KB Home	45,123	2,204,710
SharkNinja, Inc.(a)	50,412	6,144,719
Somnigroup International, Inc.	149,929	10,616,472
Taylor Morrison Home Corp., Class A(a)	69,801	4,083,359
Toll Brothers, Inc.	67,676	9,375,833
TopBuild Corp.(a)	19,936	8,322,881
Whirlpool Corp.	45,286	1,966,318
Total		42,714,292
Leisure Products 0.5%
Brunswick Corp.	46,453	3,890,903
Mattel, Inc.(a)	221,993	3,316,576
Polaris, Inc.	38,167	2,693,445
YETI Holdings, Inc.(a)	55,575	2,665,933
Total		12,566,857
Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A(a)	32,755	2,529,341
AutoNation, Inc.(a)	18,595	3,490,653
Bath & Body Works, Inc.	146,225	2,927,425
Burlington Stores, Inc.(a)	44,413	14,382,262

Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chewy, Inc., Class A(a)	170,366	3,840,050
Dick’s Sporting Goods, Inc.	47,426	10,792,735
Five Below, Inc.(a)	39,397	8,957,302
Floor & Decor Holdings, Inc., Class A(a)	76,966	3,956,052
GameStop Corp., Class A(a)	294,396	6,235,307
Gap, Inc. (The)	162,047	3,427,294
Lithia Motors, Inc., Class A	17,321	5,038,506
Murphy U.S.A., Inc.	12,068	6,106,770
Penske Automotive Group, Inc.	13,171	2,204,430
Restoration Hardware Holdings, Inc.(a)	10,998	1,633,093
Valvoline, Inc.(a)	90,937	3,069,124
Total		78,590,344
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.(a)	85,113	1,575,442
Columbia Sportswear Co.	18,091	1,197,262
Crocs, Inc.(a)	35,880	4,257,880
PVH Corp.	32,715	3,051,655
VF Corp.	234,750	4,033,005
Total		14,115,244
Total Consumer Discretionary		273,097,303
Consumer Staples 3.1%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	5,494	973,976
Celsius Holdings, Inc.(a)	114,158	3,798,037
Coca-Cola Bottling Co. Consolidated	40,404	7,000,397
Total		11,772,410
Consumer Staples Distribution & Retail 1.9%
Albertsons Companies, Inc., Class A	264,290	4,125,567
BJ’s Wholesale Club Holdings, Inc.(a)	93,460	7,970,269
Maplebear, Inc.(a)	131,262	5,224,228
Performance Food Group, Inc.(a)	112,210	11,017,900
Sprouts Farmers Market, Inc.(a)	69,547	5,745,973
U.S. Foods Holding Corp.(a)	157,525	12,893,421
Total		46,977,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.6%
Darling Ingredients, Inc.(a)	112,986	6,677,473
Ingredion, Inc.	44,999	4,564,698
Marzetti Co. (The)	14,495	1,622,570
Pilgrim’s Pride Corp.	30,541	864,616
Post Holdings, Inc.(a)	30,143	2,768,333
Total		16,497,690
Personal Care Products 0.1%
BellRing Brands, Inc.(a)	83,761	700,242
Coty, Inc., Class A(a)	263,993	562,305
elf Beauty, Inc.(a)	42,179	2,362,024
Total		3,624,571
Total Consumer Staples		78,872,029
Energy 4.6%
Energy Equipment & Services 1.3%
NOV, Inc.	257,423	5,138,163
TechnipFMC PLC	288,934	19,768,864
Valaris Ltd.(a)	45,988	4,259,869
Weatherford International PLC	51,225	5,308,959
Total		34,475,855
Oil, Gas & Consumable Fuels 3.3%
Antero Midstream Corp.	236,533	4,957,732
Antero Resources Corp.(a)	209,349	7,484,227
Chord Energy Corp.	40,616	5,356,032
CNX Resources Corp.(a)	101,688	3,425,869
DT Midstream, Inc.	72,622	10,165,627
HF Sinclair Corp.	111,679	7,805,245
Matador Resources Co.	83,437	4,472,223
Murphy Oil Corp.	95,836	3,468,305
Ovintiv, Inc.	198,328	11,114,301
PBF Energy, Inc., Class A	59,297	2,413,388
Permian Resources Corp.	528,808	10,168,978
Range Resources Corp.	169,234	6,591,664
Viper Energy, Inc., Class A	132,726	6,039,033
Total		83,462,624
Total Energy		117,938,479
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.1%
Banks 5.7%
Associated Banc-Corp.	116,855	3,249,738
Bank OZK	74,112	3,586,280
Columbia Banking System, Inc.	211,009	6,254,307
Commerce Bancshares, Inc.	97,884	5,111,502
Cullen/Frost Bankers, Inc.	45,143	6,117,779
East West Bancorp, Inc.	98,273	12,042,373
First Financial Bankshares, Inc.	93,085	3,042,018
First Horizon Corp.	346,418	8,393,708
Flagstar Bank	213,927	3,007,814
FNB Corp.	255,208	4,461,036
Glacier Bancorp, Inc.	91,906	4,370,130
Hancock Whitney Corp.	58,755	4,002,391
Home Bancshares, Inc.	130,667	3,496,649
International Bancshares Corp.	38,629	2,787,469
Old National Bancorp	247,706	5,947,421
Pinnacle Financial Partners, Inc.	107,527	10,509,689
Prosperity Bancshares, Inc.	72,171	4,976,912
SouthState Bank Corp.	70,811	6,709,342
Texas Capital Bancshares, Inc.(a)	31,554	3,139,307
UMB Financial Corp.	51,001	6,694,391
United Bankshares, Inc.	99,677	4,326,979
Valley National Bancorp	341,912	4,708,128
Webster Financial Corp.	115,165	8,374,799
Western Alliance Bancorp	73,351	5,842,407
Wintrust Financial Corp.	47,838	7,186,703
Zions Bancorp NA	105,463	6,586,164
Total		144,925,436
Capital Markets 2.4%
Affiliated Managers Group, Inc.	20,091	6,084,559
Carlyle Group, Inc. (The)	185,348	8,420,360
Evercore, Inc., Class A	27,626	9,416,599
Federated Hermes, Inc., Class B	52,785	2,959,127
Hamilton Lane, Inc., Class A	29,187	2,543,063
Houlihan Lokey, Inc., Class A	38,823	5,499,666
Janus Henderson Group PLC	88,041	4,552,600
Jefferies Financial Group, Inc.	118,105	6,226,496
Morningstar, Inc.	16,399	2,984,946
Common Stocks (continued)
Issuer	Shares	Value ($)
SEI Investments Co.	66,352	5,831,014
Stifel Financial Corp.	108,922	7,640,878
Total		62,159,308
Consumer Finance 0.7%
Ally Financial, Inc.	200,514	8,584,004
FirstCash Holdings, Inc.	27,647	6,079,852
SLM Corp.	142,281	3,147,256
Total		17,811,112
Financial Services 1.4%
Corebridge Financial, Inc.	182,347	4,923,369
Equitable Holdings, Inc.	202,351	8,367,214
Essent Group Ltd.	68,181	3,946,998
Euronet Worldwide, Inc.(a)	27,929	2,024,294
MGIC Investment Corp.	156,686	3,951,621
Shift4 Payments, Inc., Class A(a)	48,259	2,150,421
Voya Financial, Inc.	67,141	5,453,192
WEX, Inc.(a)	24,491	3,550,215
Total		34,367,324
Insurance 3.3%
American Financial Group, Inc.	49,446	6,418,091
Brighthouse Financial, Inc.(a)	40,844	2,554,792
CNO Financial Group, Inc.	67,498	3,102,883
Fidelity National Financial, Inc.	182,178	8,626,128
First American Financial Corp.	72,783	4,820,418
Hanover Insurance Group, Inc. (The)	25,285	4,708,067
Kinsale Capital Group, Inc.	15,785	4,810,794
Old Republic International Corp.	162,605	6,053,784
Primerica, Inc.	22,796	6,154,236
Reinsurance Group of America, Inc.	46,937	9,422,133
RenaissanceRe Holdings Ltd.	31,063	8,708,512
RLI Corp.	65,596	3,282,424
Ryan Specialty Holdings, Inc., Class A	81,462	2,594,565
Selective Insurance Group, Inc.	42,914	3,713,778
Unum Group	108,885	9,062,499
Total		84,033,104

Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	513,117	11,211,607
Starwood Property Trust, Inc.	248,643	4,246,822
Total		15,458,429
Total Financials		358,754,713
Health Care 8.6%
Biotechnology 3.0%
Arrowhead Pharmaceuticals, Inc.(a)	100,020	7,792,558
BioMarin Pharmaceutical, Inc.(a)	137,220	7,861,334
Cytokinetics, Inc.(a)	94,371	7,243,918
Exelixis, Inc.(a)	185,500	9,364,040
Halozyme Therapeutics, Inc.(a)	83,995	5,589,027
Neurocrine Biosciences, Inc.(a)	71,686	11,347,894
Roivant Sciences Ltd.(a)	322,055	9,658,430
United Therapeutics Corp.(a)	30,754	17,124,442
Total		75,981,643
Health Care Equipment & Supplies 1.4%
Dentsply Sirona, Inc.	142,533	1,492,321
Envista Holdings Corp.(a)	117,050	2,756,528
Globus Medical, Inc., Class A(a)	79,575	6,515,601
Haemonetics Corp.(a)	33,193	2,250,817
Lantheus Holdings, Inc.(a)	47,364	4,703,245
LivaNova PLC(a)	39,003	2,878,421
Masimo Corp.(a)	32,611	5,819,433
Penumbra, Inc.(a)	28,021	8,919,084
Total		35,335,450
Health Care Providers & Services 1.6%
Chemed Corp.	10,117	4,313,990
Encompass Health Corp.	71,866	7,607,016
Ensign Group, Inc. (The)	41,197	6,906,677
HealthEquity, Inc.(a)	61,024	5,369,502
Hims & Hers Health, Inc., Class A(a)	148,786	3,890,754
Option Care Health, Inc.(a)	113,377	2,366,178
Tenet Healthcare Corp.(a)	62,773	11,005,362
Total		41,459,479
Health Care Technology 0.1%
Doximity, Inc., Class A(a)	95,577	2,045,348
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.8%
Avantor, Inc.(a)	487,167	4,442,963
Bio-Rad Laboratories, Inc., Class A(a)	12,987	4,058,178
Bruker Corp.	79,224	4,665,501
Illumina, Inc.(a)	109,211	17,797,025
Medpace Holdings, Inc.(a)	16,014	7,160,020
Repligen Corp.(a)	37,794	4,684,566
Sotera Health Co.(a)	188,713	2,951,471
Total		45,759,724
Pharmaceuticals 0.7%
Elanco Animal Health, Inc.(a)	354,891	8,464,150
Jazz Pharmaceuticals PLC(a)	43,402	10,264,139
Total		18,728,289
Total Health Care		219,309,933
Industrials 25.6%
Aerospace & Defense 4.3%
Aerovironment, Inc.(a)	22,721	4,708,700
ATI, Inc.(a)	97,043	16,998,052
BWX Technologies, Inc.	65,303	12,791,552
Carpenter Technology Corp.	35,577	16,684,902
Curtiss-Wright Corp.	26,335	19,688,309
Hexcel Corp.	54,191	4,865,810
Kratos Defense & Security Solutions, Inc.(a)	131,864	8,456,438
Moog, Inc., Class A	20,306	7,309,551
StandardAero, Inc.(a)	135,463	3,879,660
Woodward, Inc.	42,581	14,904,627
Total		110,287,601
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	81,792	4,098,597
Building Products 1.8%
AAON, Inc.	48,335	6,776,567
Advanced Drainage Systems, Inc.	51,187	7,123,183
Carlisle Companies, Inc.	29,135	10,046,039
Fortune Brands Innovations, Inc.	85,810	3,341,441
Owens Corning	58,707	7,386,515
Simpson Manufacturing Co., Inc.	29,613	5,618,771
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trex Company, Inc.(a)	76,608	3,171,571
UFP Industries, Inc.	41,611	3,370,491
Total		46,834,578
Commercial Services & Supplies 1.5%
Brink’s Co. (The)	29,675	3,086,793
Clean Harbors, Inc.(a)	35,875	10,081,951
MSA Safety, Inc.	26,034	4,316,437
RB Global, Inc.	132,633	14,105,520
Tetra Tech, Inc.	186,285	5,120,975
Total		36,711,676
Construction & Engineering 3.0%
AECOM	92,346	6,406,042
API Group Corp.(a)	274,065	11,236,665
Dycom Industries, Inc.(a)	21,404	10,916,040
Fluor Corp.(a)	115,127	5,268,212
MasTec, Inc.(a)	43,811	16,576,768
Sterling Infrastructure, Inc.(a)	21,941	18,887,690
Valmont Industries, Inc.	14,071	7,314,247
Total		76,605,664
Electrical Equipment 2.7%
Acuity, Inc.	21,759	6,638,889
EnerSys	26,321	6,000,398
Nextpower, Inc., Class A(a)	106,051	16,586,376
nVent Electric PLC	115,253	19,246,098
Regal Rexnord Corp.	47,427	9,568,872
Sensata Technologies Holding	104,053	5,139,178
Vicor Corp.(a)	16,227	5,433,449
Total		68,613,260
Ground Transportation 2.0%
Avis Budget Group, Inc.(a)	12,067	2,121,861
Knight-Swift Transportation Holdings, Inc.	115,953	8,769,526
Landstar System, Inc.	24,327	5,033,256
Ryder System, Inc.	28,161	7,064,187
Saia, Inc.(a)	19,030	8,989,201
XPO, Inc.(a)	83,674	17,927,155
Total		49,905,186
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.4%
AGCO Corp.	42,923	4,819,394
Chart Industries, Inc.(a)	32,108	6,672,685
CNH Industrial NV	632,085	6,453,588
Crane Co.	34,968	6,399,144
Donaldson Co., Inc.	82,381	6,744,532
Esab Corp.	40,762	3,767,632
Flowserve Corp.	90,733	6,851,249
Graco, Inc.	118,421	8,934,864
ITT, Inc.	61,427	11,978,265
Lincoln Electric Holdings, Inc.	39,303	10,159,432
Middleby Corp. (The)(a)	33,100	5,130,831
Mueller Industries, Inc.	79,293	10,197,080
Oshkosh Corp.	45,180	5,873,400
RBC Bearings, Inc.(a)	22,584	12,917,145
SPX Technologies, Inc.(a)	35,596	7,712,229
Terex Corp.	81,212	4,724,914
Timken Co. (The)	45,275	5,794,295
Toro Co. (The)	69,627	6,258,075
Watts Water Technologies, Inc., Class A	19,590	6,052,918
Total		137,441,672
Marine Transportation 0.2%
Kirby Corp.(a)	38,713	5,442,661
Passenger Airlines 0.4%
Alaska Air Group, Inc.(a)	81,884	3,768,302
American Airlines Group, Inc.(a)	471,629	6,904,648
Total		10,672,950
Professional Services 2.3%
Booz Allen Hamilton Holding Corp.	86,136	6,820,249
CACI International, Inc., Class A(a)	15,775	8,100,620
Concentrix Corp.	31,238	883,723
ExlService Holdings, Inc.(a)	112,246	3,258,501
Exponent, Inc.	35,632	2,078,058
FTI Consulting, Inc.(a)	21,617	3,311,292
Genpact Ltd.	113,151	3,728,325
KBR, Inc.	90,704	3,170,105
MAXIMUS, Inc.	38,962	2,412,917
Parsons Corp.(a)	37,796	2,233,744

Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paylocity Holding Corp.(a)	31,171	3,582,483
Science Applications International Corp.	32,233	3,358,679
TransUnion	137,424	9,834,061
UL Solutions, Inc., Class A	55,182	5,490,609
Total		58,263,366
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	26,643	8,094,410
Core & Main, Inc., Class A(a)	134,855	6,668,580
GATX Corp.	25,499	4,311,371
MSC Industrial Direct Co., Inc., Class A	32,684	3,577,917
Watsco, Inc.	24,945	9,157,309
WESCO International, Inc.	34,746	12,549,213
Total		44,358,800
Total Industrials		649,236,011
Information Technology 15.5%
Communications Equipment 0.2%
InterDigital, Inc.	18,347	4,625,095
Electronic Equipment, Instruments & Components 5.3%
Advanced Energy Industries, Inc.	26,960	8,146,773
Arrow Electronics, Inc.(a)	36,489	7,831,634
Avnet, Inc.	58,472	5,082,971
Belden, Inc.	28,071	2,949,701
Cognex Corp.	118,359	7,793,940
Crane NXT Co.	35,272	1,369,964
Fabrinet(a)	25,589	16,739,300
Flex Ltd.(a)	262,616	39,597,240
IPG Photonics Corp.(a)	18,054	2,067,544
Littelfuse, Inc.	17,787	8,304,217
Novanta, Inc.(a)	25,553	4,071,360
TD SYNNEX Corp.	53,557	13,993,373
TTM Technologies, Inc.(a)	73,805	12,821,405
Vontier Corp.	101,140	2,870,353
Total		133,639,775
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.8%
DigitalOcean Holdings, Inc.(a)	56,761	8,851,878
Kyndryl Holdings, Inc.(a)	163,255	2,035,790
Okta, Inc.(a)	121,038	14,920,354
Twilio, Inc., Class A(a)	108,292	20,644,787
Total		46,452,809
Semiconductors & Semiconductor Equipment 4.8%
Allegro MicroSystems, Inc.(a)	88,672	4,244,729
Amkor Technology, Inc.	81,256	5,652,167
Cirrus Logic, Inc.(a)	36,432	6,191,618
Entegris, Inc.	108,568	15,068,153
Lattice Semiconductor Corp.(a)	97,701	14,369,863
MACOM Technology Solutions Holdings, Inc.(a)	46,077	16,801,517
MKS, Inc.	47,976	15,556,698
Onto Innovation, Inc.(a)	35,465	9,158,482
Rambus, Inc.(a)	76,890	11,184,419
Silicon Laboratories, Inc.(a)	23,539	5,122,086
SiTime Corp.(a)	15,779	11,206,246
Synaptics, Inc.(a)	27,663	3,797,577
Universal Display Corp.	31,580	2,909,150
Total		121,262,705
Software 2.7%
Appfolio, Inc., Class A(a)	17,382	2,801,457
Bentley Systems, Inc., Class B	106,375	3,472,080
BILL Holdings, Inc.(a)	62,908	2,328,854
Blackbaud, Inc.(a)	25,567	784,651
CommVault Systems, Inc.(a)	31,409	3,729,819
DocuSign, Inc.(a)	143,048	7,512,881
Dolby Laboratories, Inc., Class A	43,488	2,427,065
Dropbox, Inc., Class A(a)	124,584	3,348,818
Dynatrace, Inc.(a)	213,030	9,072,948
Guidewire Software, Inc.(a)	60,726	9,271,038
Manhattan Associates, Inc.(a)	42,747	6,414,187
Nutanix, Inc., Class A(a)	193,137	10,056,644
Pegasystems, Inc.	65,201	2,329,632
Qualys, Inc.(a)	25,612	2,799,136
UiPath, Inc., Class A(a)	305,857	3,584,644
Total		69,933,854
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.7%
Everpure, Inc., Class A(a)	224,038	17,813,261
Total Information Technology		393,727,499
Materials 5.7%
Chemicals 1.7%
Ashland, Inc.	32,686	1,892,519
Avient Corp.	65,401	2,316,503
Axalta Coating Systems Ltd.(a)	152,424	4,690,087
Cabot Corp.	37,300	3,264,123
NewMarket Corp.	5,571	4,309,614
Olin Corp.	81,140	2,099,092
RPM International, Inc.	91,480	9,694,136
Scotts Miracle-Gro Co. (The), Class A	31,921	1,883,339
Solstice Advanced Materials, Inc.	113,387	9,550,587
Westlake Corp.	23,821	2,068,377
Total		41,768,377
Construction Materials 0.3%
Eagle Materials, Inc.	22,451	4,965,712
Knife River Corp.(a)	40,473	3,177,535
Total		8,143,247
Containers & Packaging 0.9%
AptarGroup, Inc.	45,984	5,327,246
Crown Holdings, Inc.	80,062	7,612,295
Graphic Packaging Holding Co.	210,799	2,373,597
Greif, Inc., Class A	17,679	1,119,611
Silgan Holdings, Inc.	62,644	2,352,909
Sonoco Products Co.	70,451	3,429,555
Total		22,215,213
Metals & Mining 2.7%
Alcoa Corp.	184,968	14,360,915
Cleveland-Cliffs, Inc.(a)	407,408	5,540,749
Commercial Metals Co.	79,217	6,024,453
Hecla Mining Co.	478,627	8,505,202
MP Materials Corp.(a)	96,207	6,224,593
Reliance, Inc.	37,347	14,220,617
Royal Gold, Inc.	57,871	12,990,882
Total		67,867,411
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	45,267	3,457,494
Total Materials		143,451,742
Real Estate 6.6%
Diversified REITs 0.4%
WP Carey, Inc.	156,528	11,648,814
Health Care REITs 1.2%
American Healthcare REIT, Inc.	126,718	6,195,243
CareTrust REIT, Inc.	159,570	6,513,647
Healthcare Realty Trust, Inc.	249,171	4,963,486
Omega Healthcare Investors, Inc.	211,115	9,871,738
Sabra Health Care REIT, Inc.	180,098	3,582,149
Total		31,126,263
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	142,780	1,731,921
Industrial REITs 1.0%
EastGroup Properties, Inc.	38,031	7,678,839
First Industrial Realty Trust, Inc.	94,657	5,856,429
Rexford Industrial Realty, Inc.	164,438	5,832,616
STAG Industrial, Inc.	136,450	5,167,361
Total		24,535,245
Office REITs 0.5%
COPT Defense Properties	80,690	2,586,922
Cousins Properties, Inc.	119,983	3,216,744
Kilroy Realty Corp.	77,871	2,668,639
Vornado Realty Trust	114,396	3,860,865
Total		12,333,170
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	33,710	9,516,670
Residential REITs 0.7%
American Homes 4 Rent, Class A	232,860	7,470,149
Equity LifeStyle Properties, Inc.	138,450	8,552,056
Independence Realty Trust, Inc.	169,174	2,745,694
Total		18,767,899

Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.9%
Agree Realty Corp.	85,594	6,346,795
Brixmor Property Group, Inc.	218,986	6,692,212
Kite Realty Group Trust	154,642	4,240,284
NNN REIT, Inc.	135,666	6,038,494
Total		23,317,785
Specialized REITs 1.4%
CubeSmart	162,878	6,515,120
EPR Properties	54,384	3,102,607
Gaming and Leisure Properties, Inc.	202,142	9,494,610
Lamar Advertising Co., Class A	62,043	9,459,076
National Storage Affiliates Trust	50,556	2,156,213
Rayonier, Inc.	198,665	4,150,112
Total		34,877,738
Total Real Estate		167,855,505
Utilities 3.1%
Electric Utilities 0.8%
IDACORP, Inc.	38,602	5,414,702
OGE Energy Corp.	146,761	6,931,522
Portland General Electric Co.	80,347	4,026,992
TXNM Energy, Inc.	70,018	4,145,766
Total		20,518,982
Gas Utilities 1.0%
National Fuel Gas Co.	67,871	5,243,035
New Jersey Resources Corp.	72,030	3,979,657
ONE Gas, Inc.	42,855	3,331,548
Southwest Gas Holdings, Inc.	45,887	3,955,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	42,211	3,472,277
UGI Corp.	153,307	5,353,480
Total		25,335,915
Independent Power and Renewable Electricity Producers 0.7%
Ormat Technologies, Inc.	43,414	5,957,703
Talen Energy Corp.(a)	32,633	12,622,445
Total		18,580,148
Multi-Utilities 0.3%
Black Hills Corp.	53,909	3,925,653
Northwestern Energy Group, Inc.	43,887	3,098,861
Total		7,024,514
Water Utilities 0.3%
Essential Utilities, Inc.	202,119	7,456,170
Total Utilities		78,915,729
Total Common Stocks (Cost $1,475,467,443)		2,505,166,506

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	32,508,639	32,495,636
Total Money Market Funds (Cost $32,495,557)		32,495,636
Total Investments in Securities (Cost: $1,507,963,000)		2,537,662,142
Other Assets & Liabilities, Net		1,358,379
Net Assets		2,539,020,521
At May 31, 2026, securities and/or cash totaling $2,375,719 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	98	06/2026	USD	36,573,600	2,307,242	—
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mid Cap Index Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	31,766,510	117,655,855	(116,921,962)	(4,767)	32,495,636	1,790	280,500	32,508,639
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Mid Cap Index Fund  | 2026

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1QT196_(07/26)